Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate assets:
Land	$ 861,249	$ 863,257
Buildings and improvements, less accumulated depreciation of $297,422 and $238,688, respectively	1,911,029	1,959,922
Real estate assets under direct financing leases, less unearned income of $11,454 and $13,342, respectively	34,966	35,999
Acquired intangible lease assets, less accumulated amortization of $159,639 and $128,544, respectively	292,037	323,298
Total investment in real estate assets, net	3,099,281	3,182,476
Investment in mortgage notes receivable, net	73,438	76,745
Total investment in real estate and mortgage assets, net	3,172,719	3,259,221
Cash and cash equivalents	21,384	53,205
Restricted cash	10,206	11,811
Investment in unconsolidated joint venture	0	22,334
Rents and tenant receivables, less allowance for doubtful accounts of $80 and $547, respectively	62,182	57,403
Prepaid expenses and other assets	4,048	3,739
Deferred financing costs, less accumulated amortization of $20,499 and $17,751, respectively	18,997	22,609
Total assets	3,289,536	3,430,322
LIABILITIES AND STOCKHOLDERS’ EQUITY
Notes payable and line of credit	1,757,322	1,767,591
Accounts payable and accrued expenses	17,148	16,100
Due to affiliates	1,937	1,069
Acquired below market lease intangibles, less accumulated amortization of $53,557 and $42,880, respectively	119,550	130,680
Distributions payable	11,087	11,157
Deferred rental income, derivative and other liabilities	15,065	17,530
Total liabilities	1,922,109	1,944,127
Commitments and contingencies
Redeemable common stock	121	14,482
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value; 240,000,000 shares authorized, 208,597,575 and 210,151,692 shares issued and outstanding, respectively	2,086	2,101
Capital in excess of par value	1,883,113	1,882,971
Accumulated distributions in excess of earnings	(515,712)	(409,801)
Accumulated other comprehensive loss	(2,181)	(3,558)
Total stockholders’ equity	1,367,306	1,471,713
Total liabilities and stockholders’ equity	$ 3,289,536	$ 3,430,322